WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Warrants [Abstract]
Schedule of Other Share-based Compensation, Activity [Table Text Block]
Below is a table summarizing the Company’s outstanding warrants as of September 30, 2016 and December 31, 2015:

					Intrinsic
			Wtd Avg.		Value
	Number of	Wtd Avg.	Remaining		of Exercisable
	Warrants	Exercise Price	Term	Exercisable	Warrants
Outstanding at December 31, 2015	42,526,609	$0.22	4.15	41,297,920	$1,167

Exercised	-
Granted	21,961,513	0.02	4.66		-
Expired	(393,081)	0.42

Outstanding at September 30, 2016	64,095,041	0.15	3.73	63,907,541	$4,059,950

Below is a table summarizing the Company’s outstanding warrants as of December 31, 2014 and December 31, 2015:

	Number of	Wtd Avg.	Wtd Avg.	Intrinsic
	Shares	Exercise Price	Remaining	Value
Outstanding at December 31, 2013	18,770,591	0.35	4.62	$416,000

Granted	9,506,205	0.51	-	-
Exercised	11,748,807	0.36	-	-

Outstanding at December 31, 2014	16,527,989	0.46	3.69	$309,821

Granted	28,913,020	0.11	-	-
Exercised	109,855	0.40	-	-
Forfeited	3,054,545	0.43	-	-

Outstanding at December 31, 2015	42,276,609	0.22	4.15	$1,167